Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Other Financial Assets [Member] - CAD ($)
$ in Millions
		Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1]	$ 225,430	$ 234,994	$ 232,811
Carrying value of associated liabilities	[1],[2]	177,987	182,259	190,449
Repurchase agreement [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1],[3]	161,938	163,805	174,334
Securities lending [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1]	$ 63,492	$ 71,189	$ 58,477

[1]	The fair value of transferred assets is $225,430 (January 31, 2025 – $234,994 and October 31, 2024 – $232,811) and the fair value of the associated liabilities is $177,987 (January 31, 2025 – $182,259 and October 31, 2024 – $190,449) for a net position of $47,443 (January 31, 2025 – $52,735 and October 31, 2024 – $42,362).
[2]	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.
[3]	Does not include over-collateralization of assets pledged.